Summary of Significant Accounting Policies - Comprehensive Income (Loss) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Summary of Significant Accounting Policies
Beginning Balance	$ (352,426)	$ (236,246)	$ (280,097)
Net current period other comprehensive income (loss)	3,566	(116,180)	43,851
Ending Balance	$ (348,860)	$ (352,426)	$ (236,246)